ACQUISITIONS - SECURITIZE, INC. AND SUBSIDIARIES (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended
Mar. 31, 2026
Business Combination [Line Items]
Schedule of Business Combination
The following table summarizes the approximate values of consideration paid and the net assets acquired on the acquisition date:

Purchase consideration:
Cash, net of cash acquired	$21,090,525
Fair value of identifiable assets acquired and liabilities assumed:
Customer relationships	$9,400,000
Prepaid expenses	109,538
Total identifiable assets acquired	9,509,538
Accounts payable	(991,616)
Deferred revenue	(462,398)
Total liabilities assumed	(1,454,014)
Net identifiable assets acquired	8,055,524
Goodwill	13,035,001
Net assets acquired	$21,090,525
The following table summarizes the approximate values of consideration paid and the net assets acquired on the acquisition date:

Purchase consideration:
Cash, net of cash acquired	$21,090,525
Fair value of identifiable assets acquired and liabilities assumed:
Customer relationships	$9,400,000
Prepaid expenses	109,538
Total identifiable assets acquired	9,509,538
Accounts payable	(991,616)
Deferred revenue	(462,398)
Total liabilities assumed	(1,454,014)
Net identifiable assets acquired	8,055,524
Goodwill	13,035,001
Net assets acquired	$21,090,525
The following table summarizes the approximate values of consideration paid and the net assets acquired on the acquisition date:

Purchase consideration:
Cash, net of cash acquired	$5,644,898
Contingent consideration – common stock (20,513 shares)	53,539
Portion of seller’s transaction costs paid by the Company	94,216
$5,792,653
Fair value of identifiable assets acquired and liabilities assumed:
Customer relationships	$3,100,000
Accounts receivable	225,645
Prepaid expenses and other assets	136,231
Total identifiable assets acquired	3,461,876
Accrued expenses and other current liabilities	(486,517)
Total liabilities assumed	(486,517)
Net identifiable assets acquired	2,975,359
Goodwill	2,817,294
Net assets acquired	$5,792,653

Schedule of Pro Forma Information
The following table shows the proforma financial information for the Company and MG Stover:

For the Three Months Ended March 31, 2025
Revenues	$19,057,115
Net loss from continuing operations	$(4,262,814)
Net loss from continuing operations per basic and diluted share	$(0.48)
Weighted average common shares outstanding:
Basic and Diluted	8,812,021
The following table shows the proforma financial information for the Company, Theorem, and MG Stover:

	For the Year Ended December 31,
	2025	2024
Revenues	$68,938,369	$42,492,286
Net loss from continuing operations	$(40,591,094)	$(19,172,023)
Net loss from continuing operations per basic and diluted share	$(4.60)	$(2.13)
Weighted average common shares outstanding:
Basic and Diluted	8,822,260	9,006,533